Restructuring and Impairments - Schedule of Restructuring and Impairment Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Restructuring Cost and Reserve [Line Items]
Total Restructuring and Impairments	$ 43	$ 679	$ 948	$ 11,508
Employee one-time termination benefits
Restructuring Cost and Reserve [Line Items]
Total Restructuring and Impairments	43	765	948	2,319
Impairments of Right-of-Use assets
Restructuring Cost and Reserve [Line Items]
Total Restructuring and Impairments	0	0	0	118
Real estate restructuring loss
Restructuring Cost and Reserve [Line Items]
Total Restructuring and Impairments	0	(37)	0	5,252
Gain on lease settlement
Restructuring Cost and Reserve [Line Items]
Total Restructuring and Impairments	0	(49)	0	(1,025)
Impairment of property and equipment
Restructuring Cost and Reserve [Line Items]
Total Restructuring and Impairments	$ 0	$ 0	$ 0	$ 4,844